Prospectus Supplement dated October 29, 2012*
Prospectus Form #
Product Name	National
RiverSource® Innovations Variable Annuity	45273 T (4/12)
RiverSource® Innovations Classic Variable Annuity	45281 R (4/12)

This supplement describes proposed changes to certain investment options offered under certain variable annuity contracts (the “Contracts”). Please retain this supplement with your prospectus for future reference.

Effective October 29, 2012, Oppenheimer High Income Fund/VA, Service Shares will merge into Oppenheimer Global Strategic Income Fund/VA, Service Shares (Acquiring Fund).

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

45273-2 A (10/12)

* Valid until next prospectus update.